SHAREHOLDERS' EQUITY (Details Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended						36 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2010 Board Of Directors Chairman [Member]	Dec. 31, 2014 Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2013 Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Each Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2014 Chairman [Member]	Dec. 31, 2014 Employee Directors and Consultant Option Plans [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2014 Employee Directors and Consultant Option Plans [Member] 2000 stock option plan [Member]
Share Based Compensation Activity [Line Items]
Ordinary shares, par value				0.02	0.02
Ordinary Shares Available Under Umbrella Option Plan Description														The Company adopted its umbrella option plan in 2000 (the "Plan"). Pursuant to the Plan the number of Ordinary Shares made available under it automatically increases on the first day of the Company's fiscal year to equal the lesser of: (i) 5% of the outstanding Ordinary Shares on such date, (ii) 1,250,000 Ordinary Shares, and (iii) an amount determined by the Company's board of directors.
Option And RSUs Available For Grant, Increase in option pool, net													7,097,269
Outstanding Option, Granted	1,491,600	1,241,000	794,000			100,000	49,600	48,000	48,000	48,000	8,000	280,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 2.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 7 months 6 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 7.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	1.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	6 years 4 months 24 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	6.9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	1.90%	3.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	43.00%	55.00%	57.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.60%	1.90%	1.40%
Dividends, Common Stock, Cash		6.7	7.5
Common Stock, Dividends, Per Share, Declared		$ 0.21	$ 0.24
Common Stock, Dividends, Per Share, Cash Paid		$ 0.21	$ 0.32
Dividends Common Stock Cash Paid		6.7	10.0
Weighted Average Exercise Price per share, Granted	$ 7.99	$ 7.25	$ 10.38
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable In Period Weighted Average Fair Value	$ 3.81	$ 3.3	$ 2.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 3.4	$ 3.9	$ 1.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years